24. Post-Employment Benefits (Details 13)	12 Months Ended
Dec. 31, 2018
Unified Plan | Fixed Income
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	91.00%
Minimum limit	57.00%
Unified Plan | Variable income
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	2.50%
Minimum limit	1.00%
Unified Plan | Loans
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	0.50%
Minimum limit	0.00%
Unified Plan | Real estate
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	3.00%
Minimum limit	1.00%
Unified Plan | Investment structuring
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	3.00%
Minimum limit	0.00%
Unified Plan | Foreign investments
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	0.00%
Minimum limit	0.00%
Plan III | Fixed Income
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	60.00%
Minimum limit	33.00%
Plan III | Variable income
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	10.00%
Minimum limit	7.00%
Plan III | Loans
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	4.00%
Minimum limit	1.00%
Plan III | Real estate
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	5.00%
Minimum limit	0.00%
Plan III | Investment structuring
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	15.00%
Minimum limit	0.00%
Plan III | Foreign investments
DisclosureOfLimitsSetByTheFundManagementLineItems [Line Items]
Target limit	6.00%
Minimum limit	0.00%